PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Summary of Change in Projected Benefit Obligation and Change in Plan Assets
The following tables provide the components of the funded status of the Company's Pension Plans and Benefit Plans as at December 31, 2024 and 2023:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31 (millions of dollars)	2024	2023	2024	2023
Change in PBO
PBO, beginning of year	8,665	7,546	1,603	1,442
Current service cost	134	99	57	50
Employee contributions	74	68	—	—
Interest cost	401	394	75	74
Benefits paid	(427)	(425)	(71)	(64)
Net actuarial (gain) loss	(161)	650	2	86
Transfers from other plans[1]	—	333	—	15
PBO, end of year	8,686	8,665	1,666	1,603

Change in plan assets
Fair value of plan assets, beginning of year	8,764	7,904	—	—
Actual return on plan assets	869	791	—	—
Benefits paid	(427)	(425)	(71)	(64)
Employer contributions	75	69	71	64
Employee contributions	74	68	—	—
Administrative expenses	(22)	(20)	—	—
Transfers from other plans[1]	—	377	—	—
Fair value of plan assets, end of year	9,333	8,764	—	—

(Funded) unfunded status	(647)	(99)	1,666	1,603
[1] See below for information related to the transfer from other plans for employees transferred in 2023.

Summary of Benefit Obligations and Plan Assets
Hydro One presents its benefit obligations and plan assets net on its consolidated balance sheets as follows:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
As at December 31 (millions of dollars)	2024	2023	2024	2023
Other assets[1]	12	10	—	—
Deferred pension assets	647	99	—	—
Accrued liabilities	—	—	76	72
Post-retirement and post-employment benefit liability	—	—	1,590	1,531
Net (funded) unfunded status	(659)	(109)	1,666	1,603
[1] Represents the funded status of HOSSM defined benefit pension plan.

Summary of Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets
The following table provides the PBO, accumulated benefit obligation (ABO) and fair value of plan assets for the Pension Plan:

As at December 31 (millions of dollars)	2024	2023
PBO	8,686	8,665
ABO	7,848	7,863
Fair value of plan assets	9,333	8,764

Summary of Weighted Average Assumptions Used to Determine Benefit Obligations
The following weighted average assumptions were used to determine the benefit obligations as at December 31, 2024 and 2023:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31	2024	2023	2024	2023
Significant assumptions:
Weighted average discount rate	4.73%	4.63%	4.75%	4.63%
Rate of compensation scale escalation (long-term)	2.50%	2.50%	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%	2.00%	2.00%
Rate of increase in health care cost trends[1]	—	—	4.23%	4.23%
[1] 4.85% per annum in 2025, grading down to 4.23% per annum in and after 2032 (2023 - 4.92% per annum in 2024, grading down to 4.23% per annum in and after 2032).

Summary of Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
The following weighted average assumptions were used to determine the net periodic benefit costs for the years ended December 31, 2024 and 2023. Assumptions used to determine current year-end benefit obligations are the assumptions used to estimate the subsequent year’s net periodic benefit costs.

Year ended December 31	2024	2023
Pension Benefits:
Weighted average expected rate of return on plan assets	7.00%	7.00%
Weighted average discount rate	4.63%	5.06%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	15	15

Post-Retirement and Post-Employment Benefits:
Weighted average discount rate	4.63%	5.07%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	16.1	14.8
Rate of increase in health care cost trends[1]	4.23%	4.19%
[1] 4.92% per annum in 2024, grading down to 4.23% per annum in and after 2032 (2023 - 5.02% per annum in 2023, grading down to 4.19% per annum in and after 2031).

Summary of Approximate Life Expectancies Used to Determine Projected Benefit Obligations for Pension, Post-Retirement and Post-Employment Plans
The following approximate life expectancies were used in the mortality assumptions to determine the PBO for the Pension Plan and Benefit Plans as at December 31, 2024 and 2023:

As at December 31	2024	2023
Life expectancy at age 65 for a member currently at:	(years)	(years)
Age 65 - male	23	23
Age 65 - female	25	25
Age 45 - male	24	24
Age 45 - female	26	26

Summary of Estimated Future Benefit Payments
As at December 31, 2024, estimated future benefit payments to the participants of the Benefit Plans were:

(millions of dollars)	Pension Benefits	Post-Retirement and Post-Employment Benefits
2025	424	76
2026	430	76
2027	436	76
2028	442	77
2029	447	78
2030 through to 2034	2,332	404
Total estimated future benefit payments through to 2034	4,511	787

Summary of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets
A portion of actuarial gains and losses and prior service costs is recorded within regulatory accounts on Hydro One’s consolidated balance sheets to reflect the expected regulatory inclusion of these amounts in future rates, which would otherwise be recorded in OCI. These amounts are reflected in the following table:

Year ended December 31 (millions of dollars)	2024	2023
Pension Benefits:
Net actuarial (gain) loss for the year	(405)	446
Prior service credit for the year	—	(45)
Amortization of actuarial (loss) gain	(14)	18
Amortization of prior service credit	3	2
	(416)	421

Post-Retirement and Post-Employment Benefits:
Actuarial loss for the year	4	80
Amortization of actuarial loss	18	27
	22	107

Summary of Components of Regulatory Assets That Have Not Been Recognized as Components of Net Periodic Benefit Costs
The following table provides the components of regulatory accounts that have not been recognized as components of net periodic benefit costs for the years ended December 31, 2024 and 2023:

Year ended December 31 (millions of dollars)	2024	2023
Pension Benefits:
Actuarial gain	(647)	(99)

Post-Retirement and Post-Employment Benefits:
Actuarial gain	(376)	(398)

Summary of Pension Plan Target Asset and Weighted Average Asset Allocations
As at December 31, 2024, the Pension Plan actual weighted average, target, and range asset allocations were as follows:

	Actual (%)	Target Allocation (%)	Range Allocation (%)
Equity securities	42	40	20 - 55
Debt securities	36	35	30 - 40
Real Estate and Infrastructure	22	25	0 - 35
	100	100

Summary of Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis
The following tables present the Pension Plan assets and liabilities measured and recorded at fair value on a recurring basis and their level within the fair value hierarchy as at December 31, 2024 and 2023:

As at December 31, 2024 (millions of dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	—	3,142	3,142
Cash and cash equivalents	106	—	—	106
Short-term securities	—	171	—	171
Derivative instruments	—	1	—	1
Corporate shares - Canadian	116	—	—	116
Corporate shares - Foreign	2,695	247	—	2,942
Bonds and debentures - Canadian	—	2,717	—	2,717
Bonds and debentures - Foreign	—	95	—	95
Total fair value of plan assets[1]	2,917	3,231	3,142	9,290

Derivative instruments	—	3	—	3
Total fair value of plan liabilities[1]	—	3	—	3
1 As at December 31, 2024, the total fair value of Pension Plan assets and liabilities excludes $57 million of interest and dividends receivable, $1 million of sold investments receivable, $6 million of pension administration expenses payable, $2 million of taxes payable, $3 million payable to participants, and $1 million of purchased investments payable.

As at December 31, 2023 (millions of dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	33	2,769	2,802
Cash and cash equivalents	89	—	—	89
Short-term securities	—	144	—	144
Derivative instruments	—	3	—	3
Corporate shares - Canadian	125	—	—	125
Corporate shares - Foreign	2,607	222	—	2,829
Bonds and debentures - Canadian	—	2,638	—	2,638
Bonds and debentures - Foreign	—	91	—	91
Total fair value of plan assets[1]	2,821	3,131	2,769	8,721

Derivative instruments	—	1	—	1
Total fair value of plan liabilities[1]	—	1	—	1
1 As at December 31, 2023, the total fair value of Pension Plan assets and liabilities excludes $54 million of interest and dividends receivable, $5 million of sold investments receivable, $5 million of pension administration expenses payable, $2 million of taxes payable, $1 million receivable from participants, and $7 million of purchased investments payable.

Summary of Changes in Fair Value of Financial Instruments Classified in Level 3
The following table summarizes the changes in fair value of financial instruments classified in Level 3 for the years ended December 31, 2024 and 2023. The Pension Plan classifies financial instruments as Level 3 when the fair value is measured based on at least one significant input that is not observable in the markets or due to lack of liquidity in certain markets. The gains and losses presented in the table below could, therefore, include changes in fair value based on both observable and unobservable inputs. The Level 3 financial instruments are comprised of pooled funds whose valuations are provided by the investment managers. Sensitivity analysis is not provided as the underlying assumptions used by the investment managers are not available.

Year ended December 31 (millions of dollars)	2024	2023
Fair value, beginning of year	2,769	2,315
Realized and unrealized gains	262	214
Purchases	203	351
Sales and disbursements	(92)	(111)
Fair value, end of year	3,142	2,769

Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Summary of Components of Net Periodic Benefit Costs
The following table provides the components of the net periodic benefit costs of the Pension Plan for the years ended December 31, 2024 and 2023:

Year ended December 31 (millions of dollars)	2024	2023
Current service cost	134	99
Interest cost	401	394
Expected return on plan assets, net of expenses	(603)	(566)
Amortization of prior service credit	(3)	(2)
Amortization of actuarial losses (gains)	14	(18)
Net periodic benefit credit	(57)	(93)

Charged to results of operations[1]	23	21
[1]    The Company accounts for pension costs consistent with their inclusion in OEB-approved rates. During the year ended December 31, 2024, pension costs of $75 million (2023 - $69 million) comprised of $23 million (2023 - $21 million) charged to operations, and $52 million (2023 - $48 million) capitalized as part of the cost of property, plant and equipment and intangible assets.

Post-Retirement and Post-Employment Benefits
Defined Benefit Plan Disclosure [Line Items]
Summary of Components of Net Periodic Benefit Costs
The following table provides the components of the net periodic benefit costs for the years ended December 31, 2024 and 2023 for the post-retirement and post-employment benefit plans:

Year ended December 31 (millions of dollars)	2024	2023
Current service cost	57	50
Interest cost	75	74
Amortization of prior service cost	10	10
Amortization of actuarial gains	(29)	(23)
Net periodic benefit costs	113	111

Charged to results of operations[1]	74	77
[1]    The Company accounts for post-retirement and post-employment costs consistent with their inclusion in OEB-approved rates. During the year ended December 31, 2024, post-retirement and post-employment costs of $113 million (2023 - $111 million) were attributed to labour, of which $74 million (2023 - $77 million) was charged to operations, and $39 million (2023 - $36 million) was capitalized as part of the cost of property, plant and equipment and intangible assets.